iShares®

iShares Trust

Supplement dated July 7, 2014

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”)

for iShares 2015 AMT-Free Muni Term ETF,

iShares 2016 AMT-Free Muni Term ETF,

iShares 2017 AMT-Free Muni Term ETF,

iShares 2018 AMT-Free Muni Term ETF and

iShares 2019 AMT-Free Muni Term ETF (each, a “Fund”)

(each Fund is currently doing business under the new iShares iBonds® names set forth below)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.

The following ticker symbol changes will take effect for each Fund on July 7, 2014. The following fund name and investment objective changes will take effect for each Fund on July 31, 2014.

	Current	New
Fund Name	iShares 2015 AMT-Free Muni Term ETF	iShares iBonds Sep 2015 AMT-Free Muni Bond ETF
Ticker Symbol	MUAD	IBMD
Investment Objective	The iShares 2015 AMT-Free Muni Term ETF seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2015.	The iShares iBonds Sep 2015 AMT-Free Muni Bond ETF seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2015.

	Current	New
Fund Name	iShares 2016 AMT-Free Muni Term ETF	iShares iBonds Sep 2016 AMT-Free Muni Bond ETF
Ticker Symbol	MUAE	IBME
Investment Objective	The iShares 2016 AMT-Free Muni Term ETF seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2016.	The iShares iBonds Sep 2016 AMT-Free Muni Bond ETF seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2016.

	Current	New
Fund Name	iShares 2017 AMT-Free Muni Term ETF	iShares iBonds Sep 2017 AMT-Free Muni Bond ETF
Ticker Symbol	MUAF	IBMF
Investment Objective	The iShares 2017 AMT-Free Muni Term ETF seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2017.	The iShares iBonds Sep 2017 AMT-Free Muni Bond ETF seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2017.

	Current	New
Fund Name	iShares 2018 AMT-Free Muni Term ETF	iShares iBonds Sep 2018 AMT-Free Muni Bond ETF
Ticker Symbol	MUAG	IBMG
Investment Objective	The iShares 2018 AMT-Free Muni Term ETF seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2018.	The iShares iBonds Sep 2018 AMT-Free Muni Bond ETF seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2018.

	Current	New
Fund Name	iShares 2019 AMT-Free Muni Term ETF	iShares iBonds Sep 2019 AMT-Free Muni Bond ETF
Ticker Symbol	MUAH	IBMH
Investment Objective	The iShares 2019 AMT-Free Muni Term ETF seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 1, 2019.	The iShares iBonds Sep 2019 AMT-Free Muni Bond ETF seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2019.

In connection with the effectiveness of the new investment objective and fund name for each Fund, sections of the prospectus and SAI that reference dates derived from the investment objective will also be amended as of July 31, 2014 to reflect the impact of the revised date range included in the new investment objective, including dates relating to the termination of each Fund and maturity of bonds in the Underlying Index. Fund-related dates of August 31 will be revised to September 1, and dates of September 1 will be revised to September 2. Calculations impacted by the revised dates, such as the expense example, will also reflect the change in the reference date for the investment objective for each Fund.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® and iBonds® are registered trademarks of BlackRock Fund Advisors or its affiliates.